Fair Value Measurements (Details) - Schedule of fair value of embedded derivative on convertible debentures - Convertible debentures [Member]	Mar. 31, 2023 USD ($)
Fair Value Measurements (Details) - Schedule of fair value of embedded derivative on convertible debentures [Line Items]
Addition during the year	$ 708,505
Change in fair value
Balance as of March 31, 2023	$ 708,505